CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net income	¥ 224,292	¥ 242,566	¥ 142,562
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	71,579	70,928	79,394
Stock option expenses	9,650	8,960	16,890
(Gain) loss on investments in equity securities	(2,683)	(7,708)	20,504
Gain on investments in subsidiaries and affiliates	(66,982)
Equity in earnings of affiliates, net of dividends received	(21,226)	(21,059)	(22,886)
Loss on disposal of office buildings, land, equipment and facilities	3,747	1,339	1,325
Deferred income taxes	60,259	22,528	(58,859)
Changes in operating assets and liabilities:
Time deposits	(100,642)	(18,275)	124,922
Deposits with stock exchanges and other segregated cash	(72,075)	(2,854)	213,288
Trading assets and private equity investments	(240,215)	1,197,062	248,495
Trading liabilities	231,077	708,196	(2,279,966)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	(453,239)	635,593	1,605,658
Securities borrowed, net of securities loaned	763,297	(1,706,545)	1,762,173
Other secured borrowings	79,121	(138,204)	(192,350)
Loans and receivables, net of allowance for doubtful accounts	(932,971)	(193,786)	(136,694)
Payables	132,960	531,516	(41,838)
Bonus accrual	(2,957)	4,543	(41,281)
Accrued income taxes, net	(5,842)	10,220	(37,126)
Other, net	(122,846)	(39,995)	(165,839)
Net cash provided by (used in) operating activities	(445,696)	1,305,025	1,238,372
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(285,161)	(312,880)	(324,722)
Proceeds from sales of office buildings, land, equipment and facilities	224,220	239,184	282,473
Payments for purchases of investments in equity securities	(61)	(647)
Proceeds from sales of investments in equity securities	932	1,998	899
Increase in loans receivable at banks, net	(105,387)	(21,322)	(40,767)
Decrease in non-trading debt securities, net	80,634	88,099	56,814
Business combinations or disposals, net	(13,125)
Decrease in investments in affiliated companies, net	43,849	809	1,803
Other, net	(2,073)	(113,292)	(211)
Net cash used in investing activities	(56,172)	(118,051)	(23,711)
Cash flows from financing activities:
Increase in long-term borrowings	2,314,609	1,526,334	3,018,453
Decrease in long-term borrowings	(1,964,657)	(2,403,076)	(2,922,558)
Increase (decrease) in short-term borrowings, net	215,001	(81,964)	(17,395)
Increase (decrease) in deposits received at banks, net	(13,254)	(1,068,168)	1,010,101
Proceeds from sales of common stock held in treasury	764	401	571
Payments for repurchases of common stock held in treasury	(109,096)	(61,338)	(20,002)
Payments for cash dividends	(70,199)	(42,833)	(82,783)
Net cash provided by (used in) financing activities	373,168	(2,130,644)	986,387
Effect of exchange rate changes on cash and cash equivalents	(53,501)	4,249	(40,195)
Net increase (decrease) in cash and cash equivalents	(182,201)	(939,421)	2,160,853
Cash and cash equivalents at beginning of the year	2,536,840	3,476,261	1,315,408
Cash and cash equivalents at end of the year	2,354,639	2,536,840	3,476,261
Cash paid during the year for-
Interest	473,758	307,635	352,276
Income tax payments, net	¥ 49,449	¥ 47,482	¥ 118,580